Investment Objectives and Goals - Tuttle Capital Bitcoin 0DTE Covered Call ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Tuttle Capital Bitcoin 0DTE Covered Call ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]
The primary investment objective of the Tuttle Capital Bitcoin 0DTE Covered Call ETF (the “Fund”) is to seek current income. The Fund’s secondary investment objective is to provide capital appreciation.